Streaming transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	$ 148	$ 86	$ 98
Variable revenue - additional payments received	96	85	94
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	14	49	55
Variable revenue - additional payments received	3	11	12
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	134	37	43
Variable revenue - additional payments received	$ 93	$ 74	$ 82